Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of related party transactions
The following table summarizes the related party costs and fees incurred, paid and due to affiliates as of September 30, 2014 and December 31, 2013 (in thousands):

	Year Ended December 31, 2013			Nine Months Ended September 30, 2014
	Incurred	Paid	Payable	Incurred	Paid	Payable
Advisor and Property Manager fees
Acquisition fees and expenses	$24,849	$22,931	$1,918	$22,657	$24,575	$—
Operating expenses	584	550	151	778	667	$262
Asset management fees	4,317	3,786	727	8,845	8,390	$1,182
Property management fees	1,839	1,943	(33)	3,986	3,447	$506
Costs advanced by the Advisor	2,357	2,215	279	969	1,248	$—
Dealer Manager fees	10,959	10,886	97	23,281	23,378	$—
Total	$44,905	$42,311	$3,139	$60,516	$61,705	$1,950
The following table summarizes the compensation and fees the Company has paid to the Advisor, the Property Manager, the Dealer Manager and other affiliates, including amounts to reimburse costs for providing services. Other fees that could be paid in future periods are discussed in the Company’s prospectus.

Type of Compensation (Recipient)	Determination of Amount
Sales Commissions (Participating Dealers)
During the Public Offerings, the Dealer Manager was entitled to receive a sales commission of up to 7% of gross proceeds from gross sales proceeds in the Primary Public Offerings. The Dealer Manager entered into participating dealer agreements with certain other broker-dealers to authorize them to sell shares of the Company in the Public Offerings. Upon sale of shares of the Company by such broker-dealers, the Dealer Manager re-allowed all of the sales commissions paid in connection with sales made by these broker-dealers, except that no sales commission was payable on shares sold under the Company's DRP. The sales commissions may vary for different categories of purchasers.

Dealer Manager Fee (Dealer Manager)
During the Public Offerings, the Dealer Manager was entitled to receive a dealer manager fee of up to 3% of gross proceeds from sales in the Primary Public Offerings. The Dealer Manager entered into participating dealer agreements with certain other broker-dealers as noted above. The Dealer Manager re-allowed to these broker-dealers a portion of the 3% dealer manager fee as marketing fees, reimbursement of certain costs and expenses of attending training and education meetings sponsored by the Dealer Manager, payment of attendance fees required for employees of the Dealer Manager or other affiliates to attend retail seminars and public seminars sponsored by these broker-dealers, or to defray other distribution-related expenses. No dealer manager fee was payable on shares sold under the Company's DRP.

Reimbursement of Organization and Offering Expenses (Advisor)
The Company was required under the Advisory Agreement to reimburse the Advisor for organization and offering costs (as defined in the Company’s prospectus and the Advisory Agreement) up to 3.5% of gross proceeds from the Primary Public Offerings, excluding sales commissions and dealer manager fees. The Advisory Agreement also states that organization and offering expenses, including sales commissions and dealer manager fees, may not exceed 15% of gross offering proceeds of the Public Offerings. Upon termination of the Public Offerings, organization and offering expenses did not exceed these limits.

Acquisition Fees and Expenses (Advisor)
Under the Advisory Agreement the Advisor receives acquisition fees equal to 2.5%, and reimbursement for actual acquisitions related expense incurred by the Advisor of up to 0.50%, of the Contract Purchase Price, as defined therein, of each property acquired by the Company, and reimbursement for actual acquisition expenses incurred on the Company's behalf, including certain payroll costs for acquisition-related efforts by the Advisor's personnel, as defined in the agreements. In addition, the Company pays acquisition expenses to unaffiliated third parties equal to approximately 0.60% of the purchase price of our properties. The acquisition fee and acquisition expenses paid by the Company shall be reasonable and in no event exceed an amount equal to 6.0% of the contract purchase price, unless approved by a majority of the independent directors.

Asset Management Fee (Advisor)
The Advisor receives an annual asset management fee for managing the Company’s assets equal to 0.75% of the Average Invested Assets, defined as the aggregate carrying value of the assets invested before reserves for depreciation. The fee will be computed based on the average of these values at the end of each month. The asset management fees are earned monthly.

Type of Compensation (Recipient)	Determination of Amount
Operating Expenses (Advisor)
The Advisor and its affiliates are entitled to reimbursement, at cost, for actual expenses incurred by them on behalf of the Company in connection with their provision of administrative services, including related personnel costs; provided, however, the Advisor must reimburse the Company for the amount, if any, by which total operating expenses (as defined), including advisory fees, paid during the previous 12 months then ended exceeded the greater of: (i) 2% of the Company’s average invested assets for that 12 months then ended; or (ii) 25% of the Company’s net income, before any additions to reserves for depreciation, bad debts or other expenses connected with the acquisition and disposition of real estate interests and before any gain from the sale of the Company’s assets, for that fiscal year, unless the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors. For the three and nine months ended September 30, 2014 and 2013 approximately $0.3 million, $0.8 million, $0.1 million, and $0.4 million, respectively, of operating expenses incurred by the Advisor were allocated to the Company in each period. Such costs are allocated using methodologies meant to fairly allocate such costs based upon the related activities and in accordance with the agreement. The Company expects the Advisor’s direct and indirect allocated costs to increase as offering proceeds and acquisition activity increase.

Property Management Fees (Property Manager)
The Property Manager is entitled to receive a fee for its services in managing the Company’s properties up to 3% of the gross monthly revenues from the properties plus reimbursement of the costs of managing the properties. The Property Manager, in its sole and absolute discretion, can waive all or a part of any fee earned. In the event that the Property Manager assists with the development or redevelopment of a property, the Company may pay a separate market-based fee for such services. In the event that the Company contracts directly with a non-affiliated third-party property manager with respect to a particular property, the Company will pay the Property Manager an oversight fee equal to 1% of the gross revenues of the property managed. In no event will the Company pay both a property management fee to the Property Manager and an oversight fee to the Property Manager with respect to a particular property.

In addition, the Company may pay the Property Manager or its designees a leasing fee in an amount equal to the fee customarily charged by others rendering similar services in the same geographic area. The Company may also pay the Property Manager or its designees a construction management fee for planning and coordinating the construction of any tenant directed improvements for which the Company is responsible to perform pursuant to lease concessions, including tenant-paid finish-out or improvements. The Property Manager shall also be entitled to a construction management fee of 5% of the cost of improvements.

The following table summarizes the related party costs and fees incurred, paid and due to affiliates as of December 31, 2013 and 2012:

	Year Ended December 31, 2012			Year Ended December 31, 2013
	Incurred	Paid	Payable	Incurred	Paid	Payable
Advisor and Property Manager fees
Acquisition fees and expenses	4,816,500	4,816,500	—	24,849,257	22,931,203	1,918,054
Operating expenses	372,515	340,180	117,136	584,043	549,660	151,519
Asset management fees	1,882,473	1,789,841	195,705	4,317,544	3,786,434	726,815
Property management fees	669,523	634,584	70,685	1,838,574	1,942,864	(33,605)
Costs advanced by the Advisor	1,158,594	1,047,904	137,425	2,356,945	2,214,800	279,570
Dealer Manager fees	2,040,777	2,016,590	24,187	10,959,027	10,886,184	97,030
Total	$10,940,382	$10,645,599	$545,138	$44,905,390	$42,311,145	$3,139,383